Sales Incentives (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Sales Deductions and Product Returns

The following tables summarize the activities for sales deductions and product returns for the years ended March 31, 2022, 2021, and 2020:

For the year ended March 31, 2022
	Beginning balance	Acquired	Provision recorded for current period sales (1)	Credits processed / Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(119,090)	$—	$(1,182,744)	$1,190,526	$(111,308)
Rebates and Other	(76,569)	(5,165)	(165,174)	167,692	(79,216)
Total	$(195,659)	$(5,165)	$(1,347,918)	$1,358,218	$(190,524)
Current Liabilities
Returns	$(52,236)	$(493)	$(52,282)	$48,978	$(56,033)
Other (2)	(18,560)	(354)	(52,279)	50,474	(20,719)
Total	$(70,796)	$(847)	$(104,561)	$99,452	$(76,752)

For the year ended March 31, 2021
	Beginning balance	Acquired	Provision recorded for current period sales (1)	Credits processed / Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(104,552)	$—	$(1,173,810)	$1,159,272	$(119,090)
Rebates and Other	(70,630)	—	(180,079)	174,140	(76,569)
Total	$(175,182)	$—	$(1,353,889)	$1,333,412	$(195,659)
Current Liabilities
Returns	$(61,406)	$—	$(37,011)	$46,181	$(52,236)
Other (2)	(41,562)	—	(26,036)	49,038	(18,560)
Total	$(102,968)	$—	$(63,047)	$95,219	$(70,796)

For the year ended March 31, 2020
	Beginning balance	Acquired	Provision recorded for current period sales (1)	Credits processed / Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(109,763)	$—	$(1,104,946)	$1,110,157	$(104,552)
Rebates and Other	(113,657)	—	(305,098)	348,125	(70,630)
Total	$(223,420)	$—	$(1,410,044)	$1,458,282	$(175,182)
Current Liabilities
Returns	$(63,818)	$—	$(37,258)	$39,670	$(61,406)
Other (2)	(33,497)	—	(77,537)	69,472	(41,562)
Total	$(97,315)	$—	$(114,795)	$109,142	$(102,968)

(1)
Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
(2)
Includes Medicaid, indirect rebates, and amounts due to customers.